Segment Information - Schedule of Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Schedule of Revenue and Geography Information [Line Items]
Revenue	¥ 250,997	$ 34,588	¥ 172,156	¥ 197,564
Cost of sales	243,913	33,612	163,286	167,143
General and administrative expenses	137,591	18,961	40,711	105,186
Other (income)/expenses, net	527,088	72,635	(8,057)	(4,533)
Interest expenses	3,927		3,617	6,149
Income tax benefits	(59)	(8)	(171)	(171)
Net loss	(668,491)	$ (92,121)	(33,586)	(83,583)
Payroll and welfare expenses [Member]
Schedule of Revenue and Geography Information [Line Items]
Selling expenses	2,196		2,168	2,580
General and administrative expenses	5,317		6,001	7,950
Entertainment expenses [Member]
Schedule of Revenue and Geography Information [Line Items]
Selling expenses	301		1,034	771
Other [Member]
Schedule of Revenue and Geography Information [Line Items]
Selling expenses	4,531		3,154	4,022
General and administrative expenses	3,083		631	8,866
Professional service expenses [Member]
Schedule of Revenue and Geography Information [Line Items]
General and administrative expenses	8,700		4,055	8,025
Share based compensation expenses [Member]
Schedule of Revenue and Geography Information [Line Items]
General and administrative expenses	111,034		8,892	63,656
Research and development expenses [Member]
Schedule of Revenue and Geography Information [Line Items]
General and administrative expenses	¥ 9,457		¥ 21,132	¥ 16,689